Voyage Expenses and Commissions (Tables)	12 Months Ended
Dec. 31, 2023
Voyage Expenses and Commissions
Schedule of voyage expenses and commissions

	For the year ended
	December 31,
	2021	2022	2023
Brokers’ commissions on revenues	3,441	3,990	4,524
Bunkers’ consumption and other voyage expenses	3,422	2,766	6,474
Total	6,863	6,756	10,998